SCHEDULE OF WEIGHTED AVERAGE DILUTIVE COMMON SHARES (Details) - shares		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2021		Jun. 30, 2020		Dec. 31, 2020		Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		4,707,323	[1]	3,222	[1]	4,707,323	[1]	3,222	[1]	3,860,889		128,702
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		588,048	[1]	1,217	[1]	588,048	[1]	1,217	[1]	1,215		1,220
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		3,626,847	[1]	2,005	[1]	3,626,847	[1]	2,005	[1]	3,750,597		2,095
Unvested RSUs [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	293,479				293,479
Convertible Notes Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	[1]	198,949	[2]			198,949	[2]
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total										109,077	[3]	125,387	[4]

[1]	Amounts reflect the affect of the pro-forma 4,000:1 reverse stock split.
[2]	As of June 30, 2021 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 12,876,004 (51,504,015,462 pre-reverse stock split) shares of common stock reserved for future note conversions as of June 30, 2021.
[3]	As of December 31, 2020 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 13,073,094 (52,292,375,355 pre-reverse stock split) shares of common stock reserved for future note conversions as of December 31, 2020.
[4]	As of December 31, 2019 many of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 56,256 (225,023,100 pre-reverse stock split) shares of common stock reserved for future note conversions as of December 31, 2019.